SAFE liabilities (Tables)	12 Months Ended
Dec. 31, 2021
SAFE liabilities
Schedule of changes in safe liabilities

	December 31,	December 31,
	2021	2020
Balance, beginning of year	$—	$2,236,953
Issuance of SAFEs	—	200,000
Settlement of SAFEs	—	(2,111,953)
Exchange of SAFEs for Warrants	—	(125,000)
Conversion of SAFE to Series A Preferred Stock	—	(200,000)
Accretion of discount	—	—
Balance, end of year	$—	$—